Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Inventories [Abstract]
Raw materials	¥ 5,967	$ 849	¥ 3,358
Low value consumables	34	5	34
Finished goods	6,290	895	6,492
Less: inventory impairment			(12)
Inventories, net	¥ 12,291	$ 1,749	¥ 9,872